As filed with the Securities and Exchange Commission on October 30, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21700
Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
913-981-1020
Registrant’s telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.
	August 31, 2006

	Shares	Value

Trusts — 73.5%(1)
Canada — 73.5%(1)
Coal — 1.3%(1)
Royal Utilities Income Fund	146,500	$1,551,177

Crude/Refined Products Pipeline — 11.4%(1)
Pembina Pipeline Income Fund	899,100	13,791,624

Electric Generation/Services — 8.1%(1)
Boralex Power Income Fund	303,800	2,928,027
Innergex Power Income Fund	290,000	3,619,095
Northland Power Income Fund	244,900	3,302,272

		9,849,394

Oil and Gas Royalty Trusts — 16.3%(1)
ARC Energy Trust	217,200	5,721,893
Canadian Oil Sands Trust	141,500	4,328,235
Crescent Point Energy Trust	243,500	5,046,290
Enerplus Resources Fund	19,200	1,116,380
Focus Energy Trust	41,700	916,268
Progress Energy Trust	172,700	2,606,910

		19,735,976

Natural Gas Gathering/Processing — 21.4%(1)
AltaGas Income Trust	468,500	11,998,688
Keyera Facilities Income Fund	686,700	13,945,292

		25,943,980

Natural Gas/Natural Gas Liquid Pipelines — 15.0%(1)
Duke Energy Income Fund	1,109,350	12,288,185
Enbridge Income Fund	489,700	5,982,760

		18,270,945

Total Canada (Cost $82,429,970)		89,143,096

Total Trusts (Cost $82,429,970)		89,143,096

Common Stock — 3.0%(1)
Canada — 0.4%(1)
Natural Gas/Natural Gas Liquid Pipelines — 0.4%(1)
Enbridge, Inc.	5,900	194,582
TransCanada Corp.	8,300	269,916

Total Canada (Cost $404,752)		464,498

Republic of the Marshall Islands — 2.4%(1)
Shipping — 2.4%(1)
Seaspan Corp. (Cost $2,759,890)	130,800	2,975,700

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	August 31, 2006

	Shares	Value

United States — 0.2%(1)
Natural Gas/Natural Gas Liquid Pipelines — 0.2%(1)
Kinder Morgan, Inc. (Cost $164,090)	2,000	$208,720

Total Common Stock (Cost $3,328,732)		3,648,918

Master Limited Partnerships and Related Companies — 56.9%(1)
United States — 56.9%(1)
Crude/Refined Products Pipeline — 38.1%(1)
Enbridge Energy Management, L.L.C.(2)(6)	201,600	9,465,126
Enbridge Energy Partners, L.P.	79,700	3,863,856
Kinder Morgan Management, L.L.C.(2)(6)	318,807	13,456,839
Magellan Midstream Partners, L.P.	179,500	6,614,575
Pacific Energy Partners, L.P.	108,300	3,784,002
Plains All American Pipeline, L.P.	111,285	5,119,110
TEPPCO Partners, L.P.	80,050	2,996,271
Valero, L.P.	16,500	852,720

		46,152,499

Natural Gas Gathering/Processing — 9.1%(1)
Crosstex Energy, Inc.(4)(5)	28,510	2,479,843
Energy Transfer Partners, L.P.	134,600	6,416,382
Regency Energy Partners, L.P.	91,100	2,167,269

		11,063,494

Natural Gas/Natural Gas Liquid Pipelines — 9.1%(1)
Enterprise Products Partners, L.P.	267,210	7,153,212
ONEOK Partners, L.P.	71,000	3,949,020

		11,102,232

Propane Distribution — 0.6%(1)
Inergy, L.P.	25,865	711,029

Total United States (Cost $61,170,150)		69,029,254

Total Master Limited Partnerships and Related Companies (Cost $61,170,150)		69,029,254

Corporate Bonds — 10.3%(1)	Principal Amount
United States — 10.3%(1)
Crude/Refined Products Pipeline — 6.1%(1)
SemGroup, L.P., 8.75%, 11/15/2015(4)	$7,300,000	7,427,750

Electric Generation/Services — 1.7%(1)
NRG Energy, Inc., 7.25%, 2/1/2014	1,000,000	987,500
NRG Energy, Inc., 7.375%, 2/1/2016	1,000,000	985,000

		1,972,500

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	August 31, 2006

	Principal Amount	Value

Natural Gas Gathering/Processing — 0.8%(1)
Targa Resources, Inc., 8.50%, 11/1/2013(4)	$1,000,000	$997,500

Natural Gas/Natural Gas Liquid Pipelines — 1.7%(1)
ANR Pipeline, Inc., 8.875%, 3/15/2010	1,000,000	1,049,047
Hanover Compressor Co., 8.625%, 12/15/2010	1,000,000	1,040,000

		2,089,047

Total United States (Cost $12,487,017)		12,486,797

Total Corporate Bonds (Cost $12,487,017)		12,486,797

Short-Term Investments — 1.8%(1)	Shares
United States — 1.7%(1)
Evergreen Institutional Money Market Fund, 5.33% (Cost $1,978,882)(3)	1,978,882	1,978,882

Canada — 0.1%(1)
Fidelity Institutional Cash Fund, 3.80% (Cost $129,424)(3)	147,086	133,109

Total Short-Term Investments (Cost $2,108,306)		2,111,991

Total Investments — 145.5%(1)
(Cost $161,524,175)		176,420,056
Auction Rate Senior Notes — (33.0%)(1)		(40,000,000)
Interest Rate Swap Contracts — (0.2%)(1)
$40,000,000 notional — Unrealized Depreciation		(237,437)
Forward Foreign Currency Contracts — (0.6%)(1)
Canadian Dollar Currency Contracts — Unrealized Depreciation		(715,133)
Other Assets and Liabilities — 0.7%(1)		789,438
Preferred Shares at Redemption Value — (12.4%)(1)		(15,000,000)

Total Net Assets Applicable to Common Stockholders — 100.0%(1)		$121,256,924

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Security distributions are paid in kind.
(3)	Rate indicated is the 7-day effective yield.
(4)	These securities are deemed to be restricted. See additional information in table below.
(5)	Fair valued security represents a total market value of $2,479,843 which represents 2.0% of net assets.
(6)	Related companies of master limited partnerships.
Certain of the Company’s investments are restricted. The table below shows the number of units held or principal amount, acquisition dates, acquisition costs and percent of net assets which the securities comprise.
Company	Security	Number of Units Held or Principal Amount	Acquisition Dates	Acquisition Cost	Value Per Unit	Percent of Net Assets

Crosstex Energy, Inc.	Common Units	28,510	6/29/06	$2,000,547	$86.98	2.0%
SemGroup, L.P.	Corporate Bond	$7,300,000	11/04/05-2/21/06	7,370,290	N/A	6.1
Targa Resources, Inc.	Corporate Bond	$1,000,000	1/05/06	1,040,000	N/A	0.8

				$10,410,837		8.9%

The carrying value per share of unrestricted common units of Crosstex Energy, Inc. was $81.03 on May 16, 2006, the date of the purchase agreement, and $94.00 at June 29, 2006, the date of acquisition and date an enforceable right to acquire the restricted shares of Crosstex Energy, Inc. common stock was obtained by the Company.
As of August 31, 2006, the aggregate cost of securities for Federal income tax purposes was $160,981,524. At August 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,044,966 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $606,434.
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Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	TORTOISE NORTH AMERICAN ENERGY CORPORATION
By (Signature and Title)	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	October 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	October 30, 2006
By (Signature and Title)	/s/ Terry C. Matlack
Terry C. Matlack, Chief Financial Officer
Date	October 30, 2006
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